Consolidated Statements of Changes In Shareholders' Equity - CAD ($)	Total	XRM Vision Inc. (a)	Subordinate Voting Shares	DSUs	RSUs	PSUs	DSUs	Share capital	Share capital XRM Vision Inc. (a)	Share capital Subordinate Voting Shares	Share capital Subordinate Voting Shares XRM Vision Inc. (a)	Share capital RSUs	Share capital PSUs	Share capital DSUs	Share capital DSUs Subordinate Voting Shares	Deficit	Deficit RSUs	Deficit PSUs	Deficit DSUs	Accumulated other comprehensive income	Contributed surplus	Contributed surplus Subordinate Voting Shares	Contributed surplus DSUs	Contributed surplus RSUs	Contributed surplus PSUs	Contributed surplus DSUs
Beginning balance (in shares) at Mar. 31, 2024								95,415,248		88,141,000
Changes in number of shares outstanding [abstract]
Issuance of subordinate voting shares pursuant to vesting of share-based compensation granted on business acquisitions (in shares)								622,420
Stock issued during period shares business combination (in shares)								3,449,103			3,449,103
Shares repurchased for cancellation (shares)								(205,483)
Issued (in shares)												69,840	23,812
Total contributions by, and distributions to, shareholders (in shares)								3,889,852
Ending balance (in shares) at Mar. 31, 2025								99,305,100		92,030,852
Equity at beginning of period at Mar. 31, 2024	$ 175,204,000							$ 312,409,000								$ (157,370,000)				$ 4,606,000	$ 15,559,000
Changes in equity [abstract]
Net earnings	1,295,000															1,295,000
Other comprehensive loss	3,392,000																			3,392,000
Comprehensive (loss) income	4,687,000															1,295,000				3,392,000
Share-based compensation	2,327,000					$ (72,000)	$ (192,000)											$ 274,000	$ 70,000		2,327,000				$ (346,000)	$ (262,000)
Share-based compensation granted on business acquisitions	1,683,000																				1,683,000
Share-based compensation related to contingent consideration adjustment granted on Datum Acquisition, to be settled in shares	(1,255,000)																				(1,255,000)
Issuance of Subordinate Voting Shares pursuant to vesting of share-based compensation granted on business acquisitions	0							1,971,000													(1,971,000)
Issuance of Subordinate Voting Shares pursuant to the XRM Acquisition	2,875,000							2,875,000	$ 5,750,000		$ 2,875,000
Shares purchased for cancellation	(402,000)							(717,000)								315,000
Shares purchased for settlement of RSUs					$ (148,000)							$ (244,000)					$ 96,000
Issuance of subordinate voting shares from settlement of DSUs and RSUs					(97,000)	(54,000)						$ 169,000	$ 222,000					245,000						$ (266,000)	(521,000)
Total distributions to, and contributions by shareholders	4,665,000							4,276,000								1,000,000					(611,000)
Equity at end of period at Mar. 31, 2025	184,556,000							$ 316,685,000								(155,075,000)				7,998,000	14,948,000
Changes in equity [abstract]
Stock purchased for settlement of RSUs (in shares)												(69,840)
Shares purchased for cancellation	(402,000)
Value of vested shares		$ 770,000
Issuance of subordinate voting shares pursuant to vesting of share-based compensation granted on business acquisitions (in shares)								622,420
Shares repurchased for cancellation (shares)								(3,226,902)
Issuance of Subordinate Voting Shares from exercise of stock options (in shares)								52,632
Issued (in shares)												84,470			256,191
Total contributions by, and distributions to, shareholders (in shares)								(2,437,977)
Ending balance (in shares) at Mar. 31, 2026								96,867,123		89,540,243
Changes in equity [abstract]
Net earnings	(38,777,000)															(38,777,000)
Other comprehensive loss	(1,920,000)																			(1,920,000)
Comprehensive (loss) income	(40,697,000)															(38,777,000)				(1,920,000)
Share-based compensation	3,253,000																				3,253,000
Equity reclassified into financial liabilities																										$ (453,000)
Other equity instruments surrendered for cancellation, value						$ 0												$ 709,000							$ (709,000)
Shares cancellation related to a sunset clause, shares								(142,318)
Reduction of issued capital										$ 482,000
Share-based compensation granted on business acquisitions	1,417,000																				1,417,000
Issuance of Subordinate Voting Shares pursuant to vesting of share-based compensation granted on business acquisitions	0							$ 1,966,000													(1,966,000)
Shares purchased for cancellation	(5,208,000)							(10,919,000)								5,711,000
Shares purchased for settlement of RSUs					(205,000)							$ (286,000)					$ 81,000
Issuance of Multiple Voting Shares from exercise of stock options			$ 100,000					178,000														$ (78,000)
ifrs-full_IncreaseDecreaseThroughConversionOfConvertibleInstruments														256,191
Issuance of subordinate voting shares from settlement of DSUs and RSUs				$ 0	$ (72,000)							$ 197,000		$ 620,000	$ 620,000								$ (620,000)	$ (269,000)
Total distributions to, and contributions by shareholders	(1,168,000)							(8,726,000)								6,983,000					575,000
Equity at end of period at Mar. 31, 2026	142,691,000							307,959,000								(186,869,000)				$ 6,078,000	$ 15,523,000
Changes in equity [abstract]
Stock purchased for settlement of RSUs (in shares)												(84,470)
Shares purchased for cancellation	(5,208,000)
Increase (decrease) through other changes, equity	$ 0							$ (482,000)								$ 482,000
Value of vested shares		$ 1,252,000